Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHEAST INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Northeast Investors Trust is a no load high yield bond fund whose primary objective is the production of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Trust.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly From Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Trust Operating Expenses as of 9/30/16 (Expenses Deducted From Fund Assets)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Trust pays transaction costs, such as commissions, when it buys or sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual Trust operating expenses or in the Example, may affect the Trust’s investment performance. Also, a higher portfolio turnover rate may result in an elevated level of capital gains. During the most recent fiscal year, the Trust’s portfolio turnover rate was 3.52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.52%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Trust for the time periods indicated and redeem at the end of the period. The example also assumes that your investment has a 5% return each year, including reinvested dividends and capital gains distributions, and that the Trust’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Primary Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Trust invests primarily in marketable securities of established companies which the Trustees believe provide income and which, where consistent with the objective, may have potential for capital appreciation. These investments may include bonds which may be purchased at a discount or premium, preferred securities, common stocks, convertible securities and securities with warrants attached. The Trust’s portfolio emphasizes high yield corporate bonds (sometimes referred to as ‘junk bonds’) which are unrated or rated as lower than investment grade by either of the two principal rating services. Equity investments, which are generally acquired via corporate debt restructurings, are considered for their potential for appreciation.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk of Lower Rated or Unrated Debt Securities: Lower rated or unrated debt securities may be subject to increased market volatility and can present an increased risk of investment loss. Risks of investing in these securities include the ability of an issuer to make current interest payments due to economic circumstances, the potential for principal loss if an issuer declares bankruptcy and price sensitivity of these investments due to changes in market conditions.

Income Risk: The risk that falling interest rates and/or defaults will cause the Trust’s income to decline. Shareholders should expect the Trust’s quarterly income to fluctuate.

Interest Rate Risk: The risk that the value of bonds tends to fall as interest rates rise. Longer-term debt securities are more sensitive to interest rate changes than those with shorter maturities.

Liquidity Risk: The risk that the Trust has difficulty in disposing of securities under adverse market conditions in a timely manner at a desired price. Less liquid markets can result in greater price volatility due to limited trading volumes and reductions in bond inventory.

		Sector Risk: At times certain sectors of the markets for high yield securities may underperform relative to other sectors, and in these circumstances, if the Trust is overweight in an underperforming sector, overall performance can be adversely affected.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance related information provides some indication of the risks of investing in the Trust. The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time. The table also presents the impact of taxes on the Trust’s returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes. Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares. Actual after-tax returns depend on the individual investor’s tax situation and may differ from those shown. The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.

		Please note that if you own the Trust in a tax-deferred account, such as an Individual Retirement Account (IRA) or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution. Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table shows the average annual returns (including operating expenses) compared with those of a relevant market index over set periods of time. The bar chart illustrates how the Trust’s performance (including operating expenses) varied from one calendar year to another over the past ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-6704
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.northeastinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance – whether before taxes or after taxes – does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns:
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart shows the change in value of the Trust’s shares over the past 10 years. It illustrates how the returns can differ from one year to the next. The Trust may experience short-term swings of performance as suggested by the best and worst calendar quarter returns shown below.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Calendar Years:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd quarter 2009, up 31.46% Worst quarter: 4th quarter 2008, down 28.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2016
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The table also presents the impact of taxes on the Trust’s returns. To calculate these figures, we used the highest individual federal marginal income and capital gains tax rates in effect at the time of each distribution, but we do not take into consideration state or local income taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that if you own the Trust in a tax-deferred account, such as an Individual Retirement Account (IRA) or a 401(k) plan, this after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return after taxes on distributions and sale of Trust shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Trust shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You can find the Trust’s Statutory Prospectus (the “Prospectus”) and other information about the Trust, including the Statement of Additional Information and the most recent reports to shareholders online at www.northeastinvestors.com. You can also get this information at no cost by calling 800-225-6704 or by sending an email to website@northeastinvestors.com.
NORTHEAST INVESTORS TRUST | NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Trustees’ Fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution Expenses (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.29%
Operating Expense	rr_Component2OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	1.10%
Total Annual Trust Operating Expenses	rr_ExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 163
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	$ 1,900
2007	rr_AnnualReturn2007	0.17%
2008	rr_AnnualReturn2008	(37.27%)
2009	rr_AnnualReturn2009	53.79%
2010	rr_AnnualReturn2010	14.25%
2011	rr_AnnualReturn2011	(0.72%)
2012	rr_AnnualReturn2012	14.63%
2013	rr_AnnualReturn2013	13.01%
2014	rr_AnnualReturn2014	(5.36%)
2015	rr_AnnualReturn2015	(17.99%)
2016	rr_AnnualReturn2016	16.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	28.22%
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	2.54%
NORTHEAST INVESTORS TRUST | Return after taxes on distributions | NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.19%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	(0.31%)
NORTHEAST INVESTORS TRUST | Return after taxes on distributions and sale of Trust shares | NORTHEAST INVESTORS TRUST
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	1.26%
10 Years	rr_AverageAnnualReturnYear10	0.78%
NORTHEAST INVESTORS TRUST | Bank of America Merrill Lynch U.S. High Yield Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.34%	[2]

[1]	The Trustees are responsible for the portfolio management of the Trust.
[2]	The Bank of America Merrill Lynch U.S. High Yield Index is an unmanaged market value-weighted index comprised of over 2,200 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes.